Reserves	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Reserves

21.	Reserves

(i)	Exchange reserve

Foreign currency translation reserve represents exchange differences arising from the translation of the consolidated financial statements of foreign operations whose functional currencies are different from that of the Group’s presentation currency.

(ii)	Other reserves

a)	Share premium

The share premium represents the excess of consideration received over the nominal value of shares issued by the Company. The share premium is not distributable to shareholders except in accordance with applicable laws and regulations.

b)	Share-based payment reserve

The share-based payment reserve represents the cumulative value of equity-settled share-based compensation granted to an advisor of the Company in 2025, recognised in accordance with IFRS 2.

Movements in the reserve relate to:

●	recognition of share-based payment expenses over the vesting period; and
●	transfer to share capital/share premium upon exercise or vesting of the awards.

c)	Merger reserve

It represents the effect of adopting merger accounting for common control combination.

d)	Surplus reserve

Pursuant to Taiwan company law, a Taiwan company is required to maintain a non-distributable surplus reserve when it commences to distribute dividend to its shareholders. Appropriations to the surplus reserve are required to be made at not less than 10% of profit after taxes and accumulated to the Taiwan company’s registered capital.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023